Acquisitions - Fair Values of Assets and Liabilities of Fullerton India at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	Nov. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Assets:
Cash and deposits with banks		¥ 75,697,521	¥ 73,090,816	¥ 62,471,453
Loans and advances		104,635,815	97,714,938
All other assets		6,063,907	4,945,631
Total assets		248,160,847	235,024,987
Liabilities:
Borrowings		20,584,651	19,423,355
Debt securities in issue		11,428,437	11,228,600
All other liabilities		8,386,774	8,777,502
Total liabilities		235,379,155	222,748,837
Goodwill		396,279	¥ 203,891	¥ 243,827
Fullerton India Credit Company Limited [Member]
Assets:
Cash and deposits with banks	¥ 37,495
Loans and advances	306,413	¥ 306,413
All other assets	58,612
Total assets	402,520
Liabilities:
Borrowings	176,075
Debt securities in issue	135,445
All other liabilities	22,752
Total liabilities	334,272
Net assets	68,248
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(17,130)
Net assets acquired	51,118
Goodwill	179,197
Consideration	230,315
Consideration:
Cash	230,315
Total	230,315
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 2,093